Common Stock - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Common Class A
Class of Stock [Line Items]
Common stock, Voting rights	one
Common Class B
Class of Stock [Line Items]
Common stock, Voting rights	ten
Common Class C [Member]
Class of Stock [Line Items]
Common stock, Voting rights	no